Financial Instrument Risk Management - Debt Securities by Geographic Location (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Carrying value	$ 178,698	$ 162,948
Debt securities
Disclosure of geographical areas [line items]
Carrying value	81,955	75,493
Debt securities | Canada
Disclosure of geographical areas [line items]
Carrying value	38,086	34,519
Debt securities | United States
Disclosure of geographical areas [line items]
Carrying value	27,472	26,377
Debt securities | United Kingdom
Disclosure of geographical areas [line items]
Carrying value	1,881	1,741
Debt securities | Other
Disclosure of geographical areas [line items]
Carrying value	14,516	12,856
FVTPL | Debt securities
Disclosure of geographical areas [line items]
Carrying value	68,106	61,180
FVTPL | Debt securities | Canada
Disclosure of geographical areas [line items]
Carrying value	34,472	30,180
FVTPL | Debt securities | United States
Disclosure of geographical areas [line items]
Carrying value	20,986	20,111
FVTPL | Debt securities | United Kingdom
Disclosure of geographical areas [line items]
Carrying value	1,320	1,224
FVTPL | Debt securities | Other
Disclosure of geographical areas [line items]
Carrying value	11,328	9,665
FVOCI | Debt securities
Disclosure of geographical areas [line items]
Carrying value	13,849	14,313
FVOCI | Debt securities | Canada
Disclosure of geographical areas [line items]
Carrying value	3,614	4,339
FVOCI | Debt securities | United States
Disclosure of geographical areas [line items]
Carrying value	6,486	6,266
FVOCI | Debt securities | United Kingdom
Disclosure of geographical areas [line items]
Carrying value	561	517
FVOCI | Debt securities | Other
Disclosure of geographical areas [line items]
Carrying value	$ 3,188	$ 3,191